John Hancock High Yield Fund Expense Example, No Redemption - John Hancock High Yield Fund Classes A C I and R6 [Member] - John Hancock High Yield Fund - Class C	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 169
Expense Example, No Redemption, 3 Years	526
Expense Example, No Redemption, 5 Years	906
Expense Example, No Redemption, 10 Years	$ 1,776